Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 22,909,166	$ 23,969,950	$ 11,530,369
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,370,387	2,583,548	737,971
Other comprehensive income	1,370,387	2,583,548	737,971
Comprehensive income	24,279,553	26,553,498	12,268,340
Less: comprehensive income attributable to noncontrolling interest	116,371
Comprehensive income attributable to Noah Holdings Ltd. shareholders	24,163,182	26,553,498	12,268,340
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	$ 24,163,182	$ 26,553,498	$ 12,159,992